STATEMENT OF CASH FLOWS - USD ($)	3 Months Ended		5 Months Ended		6 Months Ended		11 Months Ended	12 Months Ended
	Jun. 30, 2021	Mar. 31, 2021	Dec. 31, 2020	Jun. 30, 2020	Jun. 30, 2021	Jun. 21, 2020	Dec. 31, 2020	Dec. 31, 2019
Cash Flows from Operating Activities:
Net Income (loss)				$ (4,972,000)	$ (23,575,000)	$ (1,334,000)	$ (14,374,000)	$ (3,357,000)
Changes in current assets and current liabilities:
Net cash (used in) provided by operating activities				(7,564,000)	(20,083,000)	3,162,000	(15,650,000)	5,665,000
Cash Flows from Investing Activities:
Net cash used in investing activities				(64,042,000)	(35,185,000)	(250,000)	(85,322,000)	(191,000)
Cash Flows from Financing Activities:
Net cash provided by financing activities				86,504,000	40,714,000	1,361,000	122,705,000	818,000
Net (decrease) increase in cash and cash equivalents				$ 14,900,000	(14,686,000)	4,267,000	22,076,000	6,279,000
Cash, beginning of the period		$ 22,076,000			22,076,000	$ 9,292,000
Cash, end of period	$ 7,390,000		$ 22,076,000		7,390,000		22,076,000	$ 9,292,000
CIK_0001819810_Genesis Park Acquisition Corp [Member]
Cash Flows from Operating Activities:
Net Income (loss)	(5,752,200)	260,149	(12,261,549)		(5,492,051)
Adjustments to reconcile net loss to net cash used in operating activities:
Interest earned on marketable securities held in Trust Account			(10,751)		(46,643)
Transaction costs			1,021,001
Excess of fair value of Private Placement Warrants	5,062,749		11,211,642		4,617,084
Changes in current assets and current liabilities:
Prepaid expenses and other current assets			(185,011)		62,185
Accounts payable			125,000		69,799
Due to related party			2,500
Net cash (used in) provided by operating activities			(97,168)		(789,626)
Cash Flows from Investing Activities:
Purchase of investments held in Trust Account			(166,232,863)
Net cash used in investing activities			(166,232,863)
Cash Flows from Financing Activities:
Proceeds from Initial Public Offering, net of underwriter's fees			160,500,696
Proceeds from private placement			7,732,168
Proceeds from issuance of promissory note to related party			30,000
Repayment of promissory note to related party			(30,000)
Payment of offering costs			(607,453)
Net cash provided by financing activities			167,625,411		51,446
Net Change in Cash					(738,180)
Net (decrease) increase in cash and cash equivalents			1,295,380
Cash, beginning of the period		$ 1,295,380			1,295,380
Cash, end of period	$ 557,200		1,295,380		557,200		1,295,380
Supplemental Disclosure of Non-cash Financing Activities:
Change in value of Class A ordinary shares subject to possible redemption			(21,295)		$ 5,492,053
Deferred underwriting commissions charged to additional paid-in capital			5,732,168
Initial classification of warrant liability			36,549,753
Deferred offering costs paid by Sponsor in exchange for issuance of Class B ordinary shares			25,000
Ordinary shares redemption period one [Member] | CIK_0001819810_Genesis Park Acquisition Corp [Member]
Supplemental Disclosure of Non-cash Financing Activities:
Value of Class A ordinary shares subject to possible redemption			120,335,873				120,335,873
Ordinary shares redemption period two [Member] | CIK_0001819810_Genesis Park Acquisition Corp [Member]
Supplemental Disclosure of Non-cash Financing Activities:
Value of Class A ordinary shares subject to possible redemption			$ 120,314,578				$ 120,314,578